Related Parties (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
	Opening	Closing	Interest not	Interest
	balance	balance	charged	paid/payable	Impairment
	NZ$	NZ$	NZ$	NZ$	NZ$

Loans from related parties
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677	-	-	-
Cullen Investments Limited - 31 January 2017	9,613,014	13,051,321	-	-	-
Cullen Investments Limited - 30 June 2016	4,010,083	9,613,014	-	-	-
Cullen Investments Limited - 30 June 2015	3,381,579	4,010,083	-	-	-
Whitespace Atelier Limited - 31 January 2018	-	272,665	-	-	-
Whitespace Atelier Limited - 31 January 2017	-	-	-	-	-

Loans to related parties
Naked Inc. - 31 January 2018	-	(1,368,577)	-	-	-
Naked Inc. - 31 January 2017	-	-	-	-	-
PS Holdings No. 2 Pty Limited - 30 June 2015	(21,078)	-	-	-	-
FOH Online Inc. – 31 January 2018	-	3,518,009